Expenses for shipping activities and other expenses from operating activities - Charter hire expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of operating segments [line items]
Total charter hire expenses	$ (9,750,000)	$ (7,954,000)	[1]	$ (604,000)	[1]
Charter hire
Disclosure of operating segments [line items]
Total charter hire expenses	(8,473,000)	(7,954,000)		(604,000)
Bareboat hire
Disclosure of operating segments [line items]
Total charter hire expenses	$ (1,277,000)	$ 0		$ 0

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised. Please refer to Note 1.6 for further details.